ACQUISITION (Details Narrative) - USD ($)	Sep. 29, 2025	Jan. 05, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration		$ 30,000
Membership Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration	$ 45,000
Interest percentage	100.00%
Cash Acquired from Acquisition	$ 45,000
AL Employment Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Signing bonus	75,000
Base salary	$ 110,000
Earn out payments description	The AL Employment Agreements also provided that the AL Founders earned a percentage of all revenues generated by Advocacy Lab based on the following tiers, with a cap on such Earn Out Payments of $5.35 million in the aggregate: (i) for $0 to $1 million in revenue, 50% to the AL Founders, (ii) for $1 million to $2.5 million in revenue, 40% to the AL Founders, (iii) for $2.5 million to $5 million in revenue, 30% to the AL Founders, (iv) for $5 million to $10 million in revenue, 20% to the AL Founders, (v) for $10 million to $20 million in revenue, 10% to the AL Founders, and (vi) for $20 million to $50 million in revenue, 5% to the AL Founders. The AL Employment Agreements provided that no further Earn Out Payments would be owed upon the earlier of (i) October 1, 2035, (ii) the receipt by the AL Founders of $5,350,000 in aggregate Earn Out Payments, or (iii) with respect to either AL Founder, their resignation or termination of employment for any reason, with or without cause.
Asset acquisition description	for any current existing users of Advocacy Lab that become customers of Company, the AL Founders received a commission equal to 25% of the revenue generated from such customer accounts. For any future customers sourced through Advocacy Lab, the AL Founders were entitled to receive a 2% commission, with such commission to continue until the earlier of (i) October 1, 2035, (ii) the receipt of $2.5 million by the AL Founders in aggregate commission, or (iii) with respect to either of the AL Founders, their resignation or termination of employment for any reason, with or without cause.
Commission	$ 2,500,000